HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
95.79%	EXCHANGE TRADED FUNDS
3.95%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	525,079	$7,624,147
			7,624,147

28.41%	DEVELOPED ECONOMIES
	iShares MSCI Australia ETF	247,403	6,865,433
	iShares MSCI Canada ETF	166,874	9,054,583
	iShares MSCI Japan ETF	107,944	9,252,960
	iShares MSCI Poland ETF	190,509	7,161,233
	iShares MSCI USA Quality Factor ETF	40,962	8,291,528
	Vanguard Developed Markets Index ETF	112,893	7,473,517
	Vanguard International High Dividend Yield Index Fund	71,358	6,789,000
			54,888,254

10.43%	EMERGING MARKETS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	60,101	5,804,555
	iShares MSCI EAFE ETF	62,173	6,263,308
	iShares MSCI Emerging Markets ex China	101,285	8,084,569
			20,152,432

3.28%	INFORMATION TECHNOLOGY - SOFTWARE
	Amplify Transformational Data Sharing ETF	41,850	2,485,053
	Artificial Intelligence & Technology ETF	74,034	3,847,547
			6,332,600

49.72%	SECTOR FUNDS
	Energy Select Sector SPDR Fund	154,835	7,904,327
	Global X Copper Miners ETF	107,170	9,089,088
	Global X Silvers Miners ETF	82,011	7,733,637
	Global X Uranium ETF	142,841	7,854,826
	Invesco Solar ETF	176,749	9,517,934
	iShares U.S. Home Construction ETF	76,563	7,811,723
	SPDR S&P Metals & Mining ETF	65,766	7,807,740
	State Street Materials Select Sector SPDR ETF	199,465	9,827,640
	State Street SPDR S&P Oil & Gas Exploration & Production ETF	33,305	4,670,693
	VanEck Agribusiness ETF	96,504	7,750,236

HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Investments
January 31, 2026 (unaudited)
				Shares		Value
	VanEck Gold Miners ETF			64,826		$6,106,609
	VanEck Rare Earth and Strategic Metals ETF			116,454		9,971,956
						96,046,409

95.79%	TOTAL EXCHANGE TRADED FUNDS					185,043,842
	(Cost: $184,304,820)

0.90%	MONEY MARKET FUND
	First American Money Market Funds 3.610%(A)			1,745,446		1,745,446
	(Cost: $1,745,446)

0.71%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.71%	CALL OPTIONS
	iShares 20+ Year Treasury Bond ETF	9,905	$86,302,265	$88.00	02/20/2026	$559,633
	iShares 20+ Year Treasury Bond ETF	7,650	66,654,450	89.00	03/20/2026	566,100
	iShares Silver Trust (C)	310	2,338,640	75.00	02/20/2026	247,225
	TOTAL CALL OPTIONS					1,372,958
	(Cost: $1,798,360)

0.71%	TOTAL OPTIONS PURCHASED					1,372,958
	(Cost: $1,798,360)

97.40%	TOTAL INVESTMENTS					188,162,246
	(Cost: $187,848,626)
2.60%	Other assets, net of liabilities					5,017,272
100.00%	NET ASSETS					$193,179,518

	(A)Effective 7 day yield as of January 31, 2026.
	(B)Non-income producing.
	(C)All or a portion of the securities is held as collateral for options written.
	See Notes to Schedule of Investments.

HEDGEYE CAPITAL ALLOCATION ETF
Schedule of Options Written
January 31, 2026 (unaudited)

(0.13%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.13%)	CALL OPTIONS
	iShares Silver Trust	(310)	(2,338,640)	$75.00	02/20/2026	$(247,225)
	TOTAL CALL OPTIONS					(247,225)
	(Premiums Received: $403,617)

(0.13%)	TOTAL OPTIONS WRITTEN					$(247,225)
	(Premiums Received: $403,617)

	(A) Non-income producing.

	In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive
	upon selling an investment in an orderly transaction to an independent buyer in the
	principal or most advantageous market for the investment. Various inputs are used
	in determining the value of a Fund’s investments. U.S. GAAP established a three-tier
	hierarchy of inputs to establish a classification of fair value measurements for
	disclosure purposes. Level 1 includes quoted prices in active markets for identical
	securities. Level 2 includes other significant observable inputs (including quoted
	prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in
	determining fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an
	indication of the risk associated with investing in those securities.
	The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
EXCHANGE TRADED FUNDS	$185,043,842	$-	$-	$185,043,842
MONEY MARKET FUND	1,745,446	-	-	1,745,446
OPTIONS PURCHASED	1,372,958		-	1,372,958
	$188,162,246	$-	$-	$188,162,246

Liabilities
OPTIONS WRITTEN	$(247,225)	$-	$-	$(247,225)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $187,848,626, and the related net unrealized appreciation (depreciation) consists of:
Gross unrealized appreciation	$3,978,904
Gross unrealized depreciation	(3,665,284)
Net unrealized appreciation	$313,620